TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Tangible Assets

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)	Total
US Dollars

Cost
Balance at 1 January 2020 Restated (1)	5,001	3,776	881	7	400	66	10,131
Additions
- project capital	64	—	—	1	284	20	369
- stay-in-business capital	180	8	1	—	179	2	370
Finance costs capitalised (4)	—	—	—	—	17	—	17
Disposals	(1)	(26)	—	—	—	—	(27)
Transfers and other movements (2)	(1,076)	186	(699)	2	(320)	24	(1,883)
Translation	157	9	5	(1)	6	—	176
Balance at 31 December 2020 Restated (1)	4,325	3,953	188	9	566	112	9,153

Accumulated amortisation and impairments
Balance at 1 January 2020	3,866	2,803	846	4	25	—	7,544
Amortisation for the year	345	179	5	1	—	—	530
Disposals	(1)	(25)	—	—	—	—	(26)
Transfers and other movements (2)	(1,208)	(33)	(699)	—	—	—	(1,940)
Translation	117	6	4	—	1	—	128
Balance at 31 December 2020 Restated (1)	3,119	2,930	156	5	26	—	6,236
Net book value at 31 December 2020	1,206	1,023	32	4	540	112	2,917

Cost
Balance at 1 January 2021 Restated (1)	4,325	3,953	188	9	566	112	9,153
Additions
- project capital	68	—	—	5	300	19	392
- stay-in-business capital	274	17	—	—	344	—	635
Finance costs capitalised (4)	—	—	—	—	14	—	14
Disposals	(2)	(23)	—	—	—	(5)	(30)
Transfers and other movements (2)	140	(207)	—	(2)	(320)	—	(389)
Translation	(107)	(6)	(3)	—	(5)	—	(121)
Balance at 31 December 2021 Restated (1)	4,698	3,734	185	12	899	126	9,654

Accumulated amortisation and impairments
Balance at 1 January 2021	3,119	2,930	156	5	26	—	6,236
Amortisation for the year	243	166	6	2	—	—	417
Impairment and derecognition of assets(5)	—	6	—	—	—	—	6
Disposals	(1)	(22)	—	—	—	—	(23)
Transfers and other movements(2)	(79)	(311)	—	—	—	—	(390)
Translation	(78)	(4)	(3)	—	—	—	(85)
Balance at 31 December 2021	3,204	2,765	159	7	26	—	6,161
Net book value at 31 December 2021	1,494	969	26	5	873	126	3,493

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)	Total

US Dollars
Cost
Balance at 1 January 2022	4,698	3,734	185	12	899	126	9,654
Additions
- project capital	121	—	—	1	255	1	378
- stay-in-business capital	286	8	—	—	355	1	650
Finance costs capitalised (4)	—	—	—	—	2	—	2
Acquisition of assets (5)	—	—	614	—	—	—	614
Disposals	(2)	(14)	—	—	—	—	(16)
Transfers and other movements(2)	290	379	—	(1)	(753)	1	(84)
Translation	(120)	(8)	(4)	—	(1)	—	(133)
Balance at 31 December 2022	5,273	4,099	795	12	757	129	11,065

Accumulated amortisation and impairments
Balance at 1 January 2022	3,204	2,765	159	7	26	—	6,161
Amortisation for the year	374	174	8	1	—	—	557
Impairment and derecognition of assets(6)	109	149	16	—	—	8	282
Disposals	(1)	(14)	—	—	—	—	(15)
Transfers and other movements(2)	(11)	(23)	—	—	—	—	(34)
Translation	(86)	(5)	(3)	(1)	—	—	(95)
Balance at 31 December 2022	3,589	3,046	180	7	26	8	6,856
Net book value at 31 December 2022	1,684	1,053	615	5	731	121	4,209
(1)The tangible asset cost for 31 December 2020 and 31 December 2021 has been retrospectively restated and increased by $33m due to the initial application of the amendment of IAS 16 "Property, Plant and Equipment - Proceeds before intended use" on 1 January 2022. Refer to note 1.
(2)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets, asset reclassifications and initial recognition of joint operation share of property, plant and equipment.
(3)Assets of $7m (2021: $6m; 2020: $7m) have been pledged as security.
(4)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was 4.53% (2021: 4.96%; 2020: 4.52%)
(5)Corvus Gold
On 18 January 2022, AngloGold Ashanti announced the successful completion of the previously announced plan of arrangement with Corvus Gold Inc. (“Corvus Gold”), pursuant to which AngloGold Ashanti agreed to acquire the remaining 80.5% of common shares of Corvus Gold, not already owned by AngloGold Ashanti. On acquisition, AngloGold Ashanti obtained control over Corvus Gold.

Under the terms of the arrangement, the shareholders of Corvus Gold (other than the AngloGold Ashanti Group) received C$4.10 in cash per Corvus Gold share. The acquisition was concluded to represent an asset acquisition under IFRS.

The total consideration was $460m, including a non-cash consideration of $95m. The non-cash consideration primarily represents the fair value of $80m of the 19.5% Corvus Gold investment held by the Group prior to the acquisition of the 80.5%, and previously accounted for as an equity investment at fair value through OCI. The cash consideration paid, including transaction costs, at an exchange rate of C$1.26/$, amounted to $365m.

The Company has completed its analysis to assign fair values to all identifiable assets acquired and liabilities assumed. In accordance with asset acquisition accounting, the Company has allocated the total purchase consideration to these identifiable assets based on their relative fair values at the date of the acquisition to mineral rights and dumps of $460m.

Coeur Sterling

On 4 November 2022, AngloGold Ashanti announced the successful completion of its previously announced plan to acquire all of the shares of Coeur Sterling, Inc. (“Coeur Sterling”), a wholly owned subsidiary of Coeur Mining, Inc. ("Coeur").

Under the terms of the arrangement, AngloGold Ashanti paid the closing consideration of $150m to Coeur in cash.

Coeur estimated that the properties acquired by AngloGold Ashanti have a Mineral Resource of 914,000oz. The payment of $50m additional consideration is contingent on whether after additional exploration activities, AngloGold Ashanti declares a Mineral Resource from these properties that is greater than 3.5Moz. The additional exploration activities have not yet been performed by the Group.

The acquisition was concluded to represent an asset acquisition under IFRS. The Company has completed its analysis to assign fair values to all identifiable assets acquired and liabilities assumed. In accordance with asset acquisition accounting, the Company has allocated the total purchase consideration to these identifiable assets based on their relative fair values at the date of the acquisition to mineral rights and dumps of $154m and rehabilitation provisions of $2m.
(6)Impairment of assets is assessed as follows:

Disclosure of Impairments and Derecognitions of Tangible Assets
Impairment Allocation:

Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Mineral Rights and Dumps	Land and buildings	Total Tangible Asset Impairment	Goodwill	Right of use assets	Total Impairment
Figures in millions - US Dollars	2022
Córrego do Sítio	58	98	16	6	178	—	11	189
Cuiabá	34	30	—	1	65	—	5	70
Serra Grande	17	18	—	1	36	8	1	45
	109	146	16	8	279	8	17	304
Sensitivity analysis - Impairment

Sensitivity analysis -Impairment	Cuiabá	Córrego do Sítio	Serra Grande
Figures in millions - US Dollars	2022
Assumed gold price and discount rate have a significant impact on the recoverable amount. A 1% change in the gold price and 1% absolute movement (discount rate) would have the following impact:
Effect of increase in assumption:
1% change in gold price	17	6	7
1% absolute movement in discount rate	(21)	(2)	(6)
Effect of decrease in assumption:
1% change in gold price	(17)	(6)	(7)
1% absolute movement in discount rate	23	2	7

Assumed cash flows have a significant impact on the recoverable amount of Cuiabá. (1) A one- and three-month delay in the net cash flows would have the following impact:
Effect of change in cash flow assumption:
One month movement in cash flows	(4)
Three month movement in cash flows	(13)

(1) A risk assessment conducted in December 2022, with oversight from external consultants, as required by Brazilian regulations, concluded that additional buttressing should be completed at the Calcinados TSF (receiving material from the Cuiabá CGU) to align the TSF’s post liquefaction factor of safety with international standards currently considered best practice. Construction at the Calcinados TSF is expected to begin later in 2023, and the timeline for completion will be determined once the engineering and geotechnical work has been completed by external consultants. Tailings deposition at the Calcinados TSF, as well as processing of gold concentrate at the Queiroz plant, which services the Cuiabá mine complex, is suspended until additional buttressing of the Calcinados TSF impoundment is complete. The extent and timing of the work requires significant estimation and judgement and management’s assumptions may ultimately differ from the actual outcome.